RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

27. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024:

Name of related parties	Relationship with the Group

Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Hangzhou Tianshi Technology Co., Ltd. (“Tianshi”)*	An associate of the Group (incorporated in 2017)
Guangdong Weixin Technology Co., Ltd. (“Weixin”)	An associate of the Group (incorporated in 2018)
Hangzhou Bixin Biotechnology Co., Ltd. (“Bixin”)*	An associate of the Group (incorporated in 2019)
Shanxi Yunnong Logistic Management Co., Ltd. (“Yunnong”)*	An associate of the Group (incorporated in 2019)
Zhejiang Jimi E-commerce Co., Ltd. (“Jimi”)	An associate of the Group (incorporated in 2020)
Zhejiang Jibi Technology Co., Ltd. (“Jibi”)	An associate of the Group (incorporated in 2020)
Hangzhou Xingsheng Brand Marketing Management Co., Ltd. (“Xingsheng”)*	An associate of the Group (incorporated in 2020)

*	The investments in these associates were disposed by the Group in 2023 and 2024.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

27. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

The Group entered into agreements with aforementioned equity method classified investees as related party transactions, including purchase of merchandise from them and marketplace services provided to them. Details of related party balances and transactions as of December 31, 2022, 2023 and 2024 are as follows:

Advance to related parties and amounts due from related parties

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties
Jimi	1,134	495
Others	227	167
Total	1,361	662

Amounts due to related parties

	As of December 31,
	2023	2024
	RMB	RMB
Jibi	809	671
Small Ye Group	691	602
Jimi	125	125
Bixin	1,132	-
Yunnong	351	-
Weixin	89	-
Others	338	247
	3,535	1,645

The terms of the agreements the Group entered into with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.

Transactions with related parties

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Purchase of merchandise
Jimi	7,572	16,353	6,423
Bixin	3,328	1,852	855
Tianshi	2,722	2,793	-
Yunnong	-	1,286	-
Weixin	32	-	-
Xingsheng	7,384	-	-
Others	472	312	273
	21,510	22,596	7,551

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

27. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Transactions with related parties (continued)

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Marketplace service provided to related parties

Jimi	1,699	1,501	646
Bixin	1,234	1,075	590
Others	172	80	-
	3,105	2,656	1,236

Other goods and services provided to related parties

Jimi	131	56	38
Bixin	3	172	12
Tianshi	114	45	-
Xingsheng	554	-	-
Others	21	41	-
	823	314	50